Bonds payable (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 07, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 07, 2014
Bonds payable
Bonds payable as at the date of issue		$ 494,909	$ 493,207	$ 493,207
The movement of the corporate bonds
Beginning balance		494,909	493,207
Interest charged		31,144	27,992	30,257
Interest payable recognized		(49,165)	(51,029)	(42,475)
Ending balance		496,689	494,909	493,207
Bonds payable
Bonds payable
Term of loan	5 years
Coupon interest rate					4.125%
Principal amount					$ 500,000
Discount of bonds payable					(5,185)
Transaction cost	$ (3,634)
Bonds payable as at the date of issue	491,181	494,909	493,207	491,579	$ 491,181
The movement of the corporate bonds
Beginning balance		494,909	493,207	491,579
Interest charged		22,405	22,327	22,253
Interest payable recognized		(20,625)	(20,625)	(20,625)
Ending balance	$ 491,181	$ 496,689	$ 494,909	$ 493,207